Other Accounts Receivable - Schedule of Income Tax Payments (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Accounts Receivable [line items]
Current receivables from taxes other than income tax	S/ 70,647	S/ 91,353
GyM S.A. [member]
Other Accounts Receivable [line items]
Current receivables from taxes other than income tax	45,628	55,377
GMI S.A. [member]
Other Accounts Receivable [line items]
Current receivables from taxes other than income tax	7,203	3,877
GMP S.A. [member]
Other Accounts Receivable [line items]
Current receivables from taxes other than income tax	2,400	8,511
Concar S.A. [member]
Other Accounts Receivable [line items]
Current receivables from taxes other than income tax	3,709	8,563
Viva GyM S.A. [member]
Other Accounts Receivable [line items]
Current receivables from taxes other than income tax	3,485	8,114
Grana Y Montero S.A.A. [member]
Other Accounts Receivable [line items]
Current receivables from taxes other than income tax	2,895	6,463
Norvial S.A. [member]
Other Accounts Receivable [line items]
Current receivables from taxes other than income tax	4,266
Survial S.A. [member]
Other Accounts Receivable [line items]
Current receivables from taxes other than income tax	426	334
Other [member]
Other Accounts Receivable [line items]
Current receivables from taxes other than income tax	S/ 635	S/ 114